SUPPLEMENT TO THE

PROSPECTUSES

OF

EVERGREEN BLEND EQUITY FUNDS

EVERGREEN DOMESTIC GROWTH EQUITY FUNDS

EVERGREEN DOMESTIC VALUE EQUITY FUNDS

EVERGREEN SECTOR FUNDS

EVERGREEN GLOBAL AND INTERNATIONAL FUNDS

EVERGREEN BALANCED FUNDS

EVERGREEN EQUITY INDEX FUNDS

EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS

EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS

EVERGREEN NATIONAL MUNICIPAL BOND FUNDS

EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS

EVERGREEN STATE MUNICIPAL BOND FUNDS

EVERGREEN MONEY MARKET FUNDS

EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

EVERGREEN VARIABLE ANNUITY FUNDS

(Each, a “Fund,” together, the “Funds”)

Effective immediately, the following paragraph has been added to the section entitled “Legal Proceedings” in the Funds’ prospectuses:

Evergreen has reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra”).  The claims settled include the following: first, that during the period February 2007 through Ultra’s liquidation on June 18, 2008, Ultra’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Fund, resulting in the Fund’s net asset value (“NAV”) being overstated during the period; second, that Evergreen acted inappropriately when, in an effort to explain the decline in Ultra’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen Funds; and finally, that from at least September 2007 to August 2008, Evergreen Investment Services, Inc., Evergreen’s affiliated broker-dealer, did not preserve certain text and instant messages transmitted via personal digital assistant devices.  In settling these matters, Evergreen has agreed to a payment of $41.125 million, up to $40.125 million of which will be distributed to eligible shareholders of Ultra pursuant to a methodology and plan approved by the regulators.  Evergreen neither admitted nor denied the regulators’ conclusions.

June 8, 2009	584481 (6/09)